NEOS S&P 500® High Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Aerospace & Defense - 2.1%
Boeing Co. (a)	58,487	$13,725,729
General Dynamics Corp.	20,090	6,520,611
General Electric Co.	97,434	26,813,837
Howmet Aerospace, Inc.	39,304	6,842,826
Huntington Ingalls Industries, Inc.	548	148,393
L3Harris Technologies, Inc.	19,580	5,435,800
Lockheed Martin Corp.	20,009	9,116,701
Northrop Grumman Corp.	10,439	6,159,428
RTX Corp.	130,448	20,689,053
Textron, Inc.	19,670	1,576,747
TransDigm Group, Inc.	3,798	5,312,946
		102,342,071

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	964	124,067
Expeditors International of Washington, Inc.	10,489	1,264,344
FedEx Corp.	20,133	4,652,132
United Parcel Service, Inc. - Class B	74,824	6,542,611
		12,583,154

Automobile Components - 0.0%(b)
Aptiv PLC (a)	20,134	1,601,257

Automobiles - 1.9%
Ford Motor Co.	448,359	5,277,185
General Motors Co.	92,908	5,443,480
Tesla, Inc. (a)	257,705	86,039,968
		96,760,633

Banks - 3.8%
Bank of America Corp.	627,559	31,842,344
Citigroup, Inc.	180,961	17,475,404
Citizens Financial Group, Inc.	48,852	2,553,983
Fifth Third Bancorp	73,142	3,347,709
Huntington Bancshares, Inc.	160,074	2,850,918
JPMorgan Chase & Co.	257,520	77,621,678
KeyCorp	102,093	1,976,520
M&T Bank Corp.	10,548	2,127,110
PNC Financial Services Group, Inc.	39,306	8,153,637
Regions Financial Corp.	101,503	2,780,167
Truist Financial Corp.	149,505	6,999,824
US Bancorp	168,900	8,247,387
Wells Fargo & Co.	303,506	24,942,123
		190,918,804

Beverages - 1.1%
Brown-Forman Corp. - Class B	10,548	315,807
Coca-Cola Co.	355,834	24,548,988
Constellation Brands, Inc. - Class A	10,547	1,707,981
Keurig Dr. Pepper, Inc.	102,300	2,975,907
Molson Coors Beverage Co. - Class B	10,548	532,569
Monster Beverage Corp. (a)	78,040	4,870,476
PepsiCo, Inc.	131,019	19,475,974
		54,427,702

Biotechnology - 1.6%
AbbVie, Inc.	163,408	34,381,043
Amgen, Inc.	49,752	14,314,148
Biogen, Inc. (a)	10,481	1,385,798
Gilead Sciences, Inc.	123,265	13,925,247
Incyte Corp. (a)	10,548	892,466
Moderna, Inc. (a)	29,718	715,907
Regeneron Pharmaceuticals, Inc.	9,945	5,775,061
Vertex Pharmaceuticals, Inc. (a)	24,893	9,733,661
		81,123,331

Broadline Retail - 4.1%
Amazon.com, Inc. (a)	866,436	198,413,844
eBay, Inc.	53,944	4,887,866
		203,301,710

Building Products - 0.5%
A.O. Smith Corp. - Class A	964	68,723
Allegion PLC	962	163,348
Builders FirstSource, Inc. (a)	10,184	1,412,317
Carrier Global Corp.	91,758	5,982,622
Johnson Controls International PLC	73,165	7,820,607
Lennox International, Inc.	1,708	952,825
Masco Corp.	20,058	1,472,057
Trane Technologies PLC	20,101	8,353,975
		26,226,474

Capital Markets - 3.4%
Ameriprise Financial, Inc.	9,875	5,083,749
Bank of New York Mellon Corp.	65,040	6,868,224
Blackrock, Inc.	10,407	11,730,146
Blackstone, Inc.	74,572	12,781,641
Cboe Global Markets, Inc.	9,927	2,342,276
Charles Schwab Corp.	161,671	15,494,549
CME Group, Inc. - Class A	35,909	9,570,107
Coinbase Global, Inc. - Class A (a)	16,643	5,068,459
FactSet Research Systems, Inc.	524	195,620
Franklin Resources, Inc.	29,325	752,479
Goldman Sachs Group, Inc.	29,664	22,107,096
Interactive Brokers Group, Inc. - Class A	32,344	2,013,090
Intercontinental Exchange, Inc.	58,778	10,380,195
Invesco Ltd.	45,615	998,512
KKR & Co., Inc.	59,869	8,351,127
MarketAxess Holdings, Inc.	522	95,964
Moody's Corp.	10,547	5,376,439
Morgan Stanley	120,240	18,093,715
MSCI, Inc.	962	546,147
Nasdaq, Inc.	34,505	3,269,004
Northern Trust Corp.	19,815	2,601,313
Raymond James Financial, Inc.	19,554	3,313,230
S&P Global, Inc.	29,725	16,302,379
State Street Corp.	29,701	3,414,724
T. Rowe Price Group, Inc.	20,041	2,156,812
		168,906,997

Chemicals - 1.2%
Air Products and Chemicals, Inc.	20,031	5,891,317
Albemarle Corp.	10,087	856,588
CF Industries Holdings, Inc.	10,549	913,860
Corteva, Inc.	74,548	5,530,716
Dow, Inc.	74,520	1,835,428
DuPont de Nemours, Inc.	44,220	3,401,402
Eastman Chemical Co.	964	67,808
Ecolab, Inc.	20,133	5,577,646
International Flavors & Fragrances, Inc.	20,134	1,359,246
Linde PLC	43,193	20,658,780
LyondellBasell Industries NV - Class A	20,133	1,134,495
Mosaic Co.	29,959	1,000,631
PPG Industries, Inc.	20,133	2,239,394
Sherwin-Williams Co.	20,133	7,365,255
		57,832,566

Commercial Services & Supplies - 0.6%
Cintas Corp.	35,603	7,477,698
Copart, Inc. (a)	93,837	4,580,184
Republic Services, Inc.	19,775	4,626,757
Rollins, Inc.	20,133	1,138,320
Veralto Corp.	19,985	2,122,207
Waste Management, Inc.	38,967	8,821,739
		28,766,905

Communications Equipment - 0.8%
Arista Networks, Inc. (a)	80,532	10,996,645
Cisco Systems, Inc.	364,375	25,174,669
F5, Inc. (a)	823	257,714
Motorola Solutions, Inc.	10,548	4,983,508
		41,412,536

Construction & Engineering - 0.1%
Quanta Services, Inc.	10,484	3,962,533

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	852	525,173
Vulcan Materials Co.	10,313	3,002,733
		3,527,906

Consumer Finance - 0.7%
American Express Co.	51,137	16,940,665
Capital One Financial Corp.	63,828	14,502,998
Synchrony Financial	43,508	3,321,401
		34,765,064

Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	41,198	38,862,897
Dollar General Corp.	19,993	2,174,439
Dollar Tree, Inc. (a)	19,844	2,166,370
Kroger Co.	68,474	4,645,276
Sysco Corp.	53,230	4,283,418
Target Corp.	48,793	4,683,152
Walmart, Inc.	401,863	38,972,674
		95,788,226

Containers & Packaging - 0.1%
Amcor PLC	160,018	1,380,955
Avery Dennison Corp.	961	164,956
Ball Corp.	29,720	1,564,461
International Paper Co.	34,589	1,718,381
Packaging Corp. of America	962	209,678
Smurfit WestRock PLC	20,090	951,462
		5,989,893

Distributors - 0.1%
Genuine Parts Co.	10,418	1,451,540
LKQ Corp.	20,133	656,738
Pool Corp.	531	164,987
		2,273,265

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	708,321	20,746,722
Verizon Communications, Inc.	412,166	18,230,102
		38,976,824

Electric Utilities - 1.6%
Alliant Energy Corp.	20,133	1,310,054
American Electric Power Co., Inc.	55,136	6,121,199
Constellation Energy Corp.	29,720	9,153,166
Duke Energy Corp.	82,873	10,151,114
Edison International	39,217	2,201,250
Entergy Corp.	39,767	3,503,075
Evergy, Inc.	20,133	1,434,678
Eversource Energy	35,737	2,289,670
Exelon Corp.	110,897	4,843,981
FirstEnergy Corp.	53,904	2,351,292
NextEra Energy, Inc.	190,880	13,752,904
NRG Energy, Inc.	20,076	2,922,262
PG&E Corp.	237,420	3,627,778
Pinnacle West Capital Corp.	963	86,054
PPL Corp.	78,048	2,846,410
Southern Co.	101,162	9,337,253
Xcel Energy, Inc.	58,478	4,233,222
		80,165,362

Electrical Equipment - 0.9%
AMETEK, Inc.	20,133	3,720,578
Eaton Corp. PLC	39,305	13,722,948
Emerson Electric Co.	58,746	7,754,472
GE Vernova, Inc.	24,796	15,199,204
Generac Holdings, Inc. (a)	848	157,092
Hubbell, Inc.	737	317,639
Rockwell Automation, Inc.	10,062	3,455,593
		44,327,526

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	110,197	11,996,046
CDW Corp.	10,334	1,702,630
Corning, Inc.	82,800	5,550,084
Jabil, Inc.	10,239	2,097,254
Keysight Technologies, Inc. (a)	10,548	1,723,860
TE Connectivity PLC	29,682	6,129,333
Teledyne Technologies, Inc. (a)	649	349,272
Trimble, Inc. (a)	24,268	1,961,340
Zebra Technologies Corp. - Class A (a)	704	223,231
		31,733,050

Energy Equipment & Services - 0.3%
Baker Hughes Co.	111,096	5,043,759
Halliburton Co.	93,808	2,132,256
Schlumberger N.V.	159,304	5,868,759
		13,044,774

Entertainment - 1.6%
Electronic Arts, Inc.	20,134	3,462,041
Live Nation Entertainment, Inc. (a)	10,428	1,736,158
Netflix, Inc. (a)	40,242	48,622,396
Take-Two Interactive Software, Inc. (a)	10,547	2,460,299
TKO Group Holdings, Inc. – Class A	4,096	776,438
Walt Disney Co.	176,367	20,878,325
Warner Bros. Discovery, Inc. (a)	246,965	2,874,673
		80,810,330

Financial Services - 4.3%
Apollo Global Management, Inc.	41,056	5,593,059
Berkshire Hathaway, Inc. - Class B (a)	170,265	85,639,890
Block, Inc. – Class A (a)	49,808	3,966,709
Corpay, Inc. (a)	961	312,969
Fidelity National Information Services, Inc.	62,912	4,391,887
Fiserv, Inc. (a)	51,316	7,090,845
Global Payments, Inc.	24,925	2,213,838
Jack Henry & Associates, Inc.	961	156,893
Mastercard, Inc. - Class A	75,135	44,727,114
PayPal Holdings, Inc. (a)	90,098	6,323,979
Visa, Inc. - Class A	159,266	56,026,593
		216,443,776

Food Products - 0.5%
Archer-Daniels-Midland Co.	55,229	3,459,545
Bunge Global SA	10,491	883,552
Conagra Brands, Inc.	48,891	935,285
General Mills, Inc.	62,755	3,095,704
Hershey Co.	10,546	1,937,827
Hormel Foods Corp.	29,431	748,725
J M Smucker Co.	963	106,421
Kellanova	20,133	1,600,573
Kraft Heinz Co.	84,305	2,358,011
Lamb Weston Holdings, Inc.	10,477	602,742
McCormick & Co., Inc.	20,133	1,416,759
Mondelez International, Inc. - Class A	119,881	7,365,489
The Campbell's Co.	10,549	336,830
Tyson Foods, Inc. - Class A	29,380	1,668,196
		26,515,659

Gas Utilities - 0.0%(b)
Atmos Energy Corp.	10,539	1,750,844

Ground Transportation - 0.9%
CSX Corp.	218,239	7,094,950
JB Hunt Transport Services, Inc.	962	139,480
Norfolk Southern Corp.	20,088	5,624,238
Old Dominion Freight Line, Inc.	16,465	2,485,721
Uber Technologies, Inc. (a)	197,722	18,536,438
Union Pacific Corp.	54,733	12,236,657
		46,117,484

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	167,999	22,286,747
Align Technology, Inc. (a)	961	136,424
Baxter International, Inc.	53,279	1,315,459
Becton Dickinson & Co.	29,446	5,682,489
Boston Scientific Corp. (a)	137,904	14,548,872
Cooper Cos., Inc. (a)	10,724	722,744
Dexcom, Inc. (a)	39,227	2,955,362
Edwards Lifesciences Corp. (a)	63,608	5,173,875
GE HealthCare Technologies, Inc.	39,304	2,897,884
Hologic, Inc. (a)	20,133	1,351,327
IDEXX Laboratories, Inc. (a)	1,148	742,859
Insulet Corp. (a)	961	326,625
Intuitive Surgical, Inc. (a)	35,771	16,930,235
Medtronic PLC	120,899	11,220,636
ResMed, Inc.	10,512	2,885,649
Solventum Corp. (a)	10,831	791,638
STERIS PLC	9,851	2,414,086
Stryker Corp.	33,971	13,296,589
Zimmer Biomet Holdings, Inc.	19,843	2,105,342
		107,784,842

Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	20,133	2,995,388
Cencora, Inc.	10,547	3,075,611
Centene Corp. (a)	55,227	1,603,792
Cigna Group	29,483	8,870,550
CVS Health Corp.	115,934	8,480,572
DaVita, Inc. (a)	4	551
Elevance Health, Inc.	20,133	6,415,380
HCA Healthcare, Inc.	19,697	7,956,800
Henry Schein, Inc. (a)	964	67,075
Humana, Inc.	10,172	3,088,830
Labcorp Holdings, Inc.	962	267,426
McKesson Corp.	10,318	7,084,752
Molina Healthcare, Inc. (a)	799	144,483
Quest Diagnostics, Inc.	963	174,919
UnitedHealth Group, Inc.	88,642	27,467,497
Universal Health Services, Inc. - Class B	837	151,982
		77,845,608

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. - Class A (a)	45,289	5,911,573
Booking Holdings, Inc.	2,241	12,547,471
Caesars Entertainment, Inc. (a)	19,921	533,285
Carnival Corp. (a)	111,057	3,541,608
Chipotle Mexican Grill, Inc. (a)	58,461	2,463,546
Darden Restaurants, Inc.	10,139	2,098,165
Domino's Pizza, Inc.	482	220,901
DoorDash, Inc. - Class A (a)	30,790	7,551,247
Expedia Group, Inc. - Class A	10,318	2,216,306
Hilton Worldwide Holdings, Inc.	24,874	6,866,716
Las Vegas Sands Corp.	29,721	1,712,821
Marriott International, Inc. - Class A	20,367	5,455,505
McDonald's Corp.	68,008	21,323,228
MGM Resorts International (a)	26,224	1,040,831
Norwegian Cruise Line Holdings Ltd. (a)	44,184	1,097,531
Royal Caribbean Cruises Ltd.	20,133	7,312,708
Starbucks Corp.	122,951	10,843,049
Wynn Resorts Ltd.	963	122,060
Yum! Brands, Inc.	29,310	4,307,691
		97,166,242

Household Durables - 0.3%
D.R. Horton, Inc.	29,595	5,015,760
Garmin Ltd.	10,547	2,550,475
Lennar Corp. - Class A	20,133	2,680,508
Mohawk Industries, Inc. (a)	4	531
NVR, Inc. (a)	41	332,824
PulteGroup, Inc.	19,936	2,631,951
		13,212,049

Household Products - 1.0%
Church & Dwight Co., Inc.	20,133	1,875,590
Clorox Co.	10,190	1,204,458
Colgate-Palmolive Co.	87,688	7,371,930
Kimberly-Clark Corp.	29,721	3,838,170
Procter & Gamble Co.	220,683	34,656,059
		48,946,207

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	72,493	981,555
Vistra Corp.	31,524	5,961,504
		6,943,059

Industrial Conglomerates - 0.4%
3M Co.	58,478	9,095,083
Honeywell International, Inc.	58,780	12,902,210
		21,997,293

Industrials - 0.0%(b)
Axon Enterprise, Inc. (a)	971	725,619

Information Technology - 0.6%
Palantir Technologies, Inc. - Class A (a)	204,827	32,098,439

Insurance - 1.9%
Aflac, Inc.	55,209	5,899,634
Allstate Corp.	20,133	4,096,059
American International Group, Inc.	59,752	4,859,033
Aon PLC - Class A	19,730	7,240,910
Arch Capital Group Ltd.	39,072	3,576,260
Arthur J Gallagher & Co.	19,939	6,036,532
Assurant, Inc.	723	155,886
Brown & Brown, Inc.	20,133	1,951,894
Chubb Ltd.	39,306	10,811,901
Cincinnati Financial Corp.	10,547	1,620,019
Erie Indemnity Co. - Class A	1,100	389,818
Everest Group Ltd.	598	204,444
Globe Life, Inc.	962	134,632
Hartford Insurance Group, Inc.	29,597	3,915,979
Loews Corp.	10,549	1,021,143
Marsh & McLennan Cos., Inc.	49,203	10,126,469
MetLife, Inc.	64,927	5,282,461
Principal Financial Group, Inc.	19,995	1,609,797
Progressive Corp.	53,763	13,282,687
Prudential Financial, Inc.	35,925	3,939,536
Travelers Cos., Inc.	20,113	5,460,881
W.R. Berkley Corp.	29,655	2,125,967
Willis Towers Watson PLC	9,905	3,236,855
		96,978,797

Interactive Media & Services - 7.1%
Alphabet, Inc. - Class A	539,171	114,794,898
Alphabet, Inc. - Class C	434,590	92,798,003
Match Group, Inc.	26,198	978,233
Meta Platforms, Inc. - Class A	198,319	146,498,245
		355,069,379

IT Services - 0.9%
Accenture PLC - Class A	57,159	14,859,625
Akamai Technologies, Inc. (a)	10,547	834,584
Cognizant Technology Solutions Corp. - Class A	53,188	3,842,833
EPAM Systems, Inc. (a)	795	140,206
Gartner, Inc. (a)	961	241,394
GoDaddy, Inc. - Class A (a)	11,416	1,693,107
International Business Machines Corp.	88,374	21,518,185
VeriSign, Inc.	962	262,982
		43,392,916

Leisure Products - 0.0%(b)
Hasbro, Inc.	10,282	834,590

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	29,475	3,703,828
Bio-Techne Corp.	10,547	576,183
Charles River Laboratories International, Inc. (a)	705	115,134
Danaher Corp.	58,803	12,102,833
IQVIA Holdings, Inc. (a)	19,482	3,717,360
Mettler-Toledo International, Inc. (a)	300	390,312
Revvity, Inc.	964	86,866
Thermo Fisher Scientific, Inc.	34,575	17,035,794
Waters Corp. (a)	816	246,269
West Pharmaceutical Services, Inc.	961	237,319
		38,211,898

Machinery - 1.4%
Caterpillar, Inc.	43,033	18,032,548
Cummins, Inc.	10,437	4,158,518
Deere & Co.	22,686	10,858,427
Dover Corp.	10,413	1,862,469
Fortive Corp.	35,762	1,711,569
IDEX Corp.	961	158,085
Illinois Tool Works, Inc.	29,223	7,733,867
Ingersoll Rand, Inc.	39,306	3,122,076
Nordson Corp.	748	168,367
Otis Worldwide Corp.	39,306	3,395,252
PACCAR, Inc.	55,093	5,508,198
Parker-Hannifin Corp.	10,253	7,785,616
Pentair PLC	10,547	1,134,119
Snap-on, Inc.	728	236,775
Stanley Black & Decker, Inc.	10,547	783,537
Westinghouse Air Brake Technologies Corp.	10,548	2,041,038
Xylem, Inc.	20,284	2,871,403
		71,561,864

Media - 0.5%
Charter Communications, Inc. - Class A (a)	9,873	2,622,071
Comcast Corp. - Class A	379,962	12,907,309
Fox Corp. - Class A	20,374	1,216,328
Fox Corp. - Class B	10,301	561,919
Interpublic Group of Cos., Inc.	39,210	1,052,396
News Corp. - Class A	39,163	1,151,784
News Corp. - Class B	964	32,651
Omnicom Group, Inc.	10,549	826,303
Paramount Skydance Corp. – Class B (a)	49,111	721,932
Trade Desk, Inc. - Class A (a)	34,971	1,911,515
		23,004,208

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	159,345	7,074,918
Newmont Corp.	123,146	9,162,062
Nucor Corp.	20,351	3,026,804
Steel Dynamics, Inc.	10,554	1,381,730
		20,645,514

Multi-Utilities - 0.7%
Ameren Corp.	20,134	2,008,971
CenterPoint Energy, Inc.	65,088	2,454,468
CMS Energy Corp.	29,472	2,109,311
Consolidated Edison, Inc.	34,590	3,397,776
Dominion Energy, Inc.	91,795	5,498,520
DTE Energy Co.	19,818	2,708,130
NiSource, Inc.	39,306	1,661,465
Public Service Enterprise Group, Inc.	53,148	4,375,675
Sempra	65,086	5,373,500
WEC Energy Group, Inc.	29,720	3,165,477
		32,753,293

Oil, Gas & Consumable Fuels - 2.9%
APA Corp.	29,691	689,425
Chevron Corp.	183,270	29,433,162
ConocoPhillips	119,436	11,820,581
Coterra Energy, Inc.	82,093	2,006,353
Devon Energy Corp.	68,225	2,462,922
Diamondback Energy, Inc.	10,548	1,569,120
EOG Resources, Inc.	62,875	7,848,057
EQT Corp.	39,303	2,037,468
Expand Energy Corp.	20,969	2,029,380
Exxon Mobil Corp.	393,616	44,986,373
Kinder Morgan, Inc.	217,193	5,859,867
Marathon Petroleum Corp.	27,435	4,930,344
Occidental Petroleum Corp.	68,491	3,260,857
ONEOK, Inc.	62,835	4,799,337
Phillips 66	45,460	6,072,547
Targa Resources Corp.	20,045	3,362,749
Texas Pacific Land Corp.	929	867,203
Valero Energy Corp.	34,518	5,247,081
Williams Cos., Inc.	132,569	7,673,094
		146,955,920

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	68,227	4,215,064
Southwest Airlines Co.	63,460	2,087,834
United Airlines Holdings, Inc. (a)	29,957	3,145,485
		9,448,383

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	20,133	1,846,800
Kenvue, Inc.	189,284	3,920,072
		5,766,872

Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	186,323	8,790,719
Eli Lilly & Co.	73,328	53,718,626
Johnson & Johnson	227,214	40,255,504
Merck & Co., Inc.	245,900	20,685,108
Pfizer, Inc.	537,051	13,297,383
Viatris, Inc.	131,174	1,383,886
Zoetis, Inc.	48,769	7,627,472
		145,758,698

Professional Services - 0.6%
Automatic Data Processing, Inc.	39,596	12,039,164
Broadridge Financial Solutions, Inc.	10,107	2,583,551
Dayforce, Inc. (a)	10,547	735,864
Equifax, Inc.	10,182	2,507,827
Jacobs Solutions, Inc.	10,222	1,494,763
Leidos Holdings, Inc.	10,382	1,878,311
Paychex, Inc.	29,721	4,144,742
Paycom Software, Inc.	674	153,099
Verisk Analytics, Inc.	10,480	2,809,898
		28,347,219

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)	29,631	4,803,778
CoStar Group, Inc. (a)	39,306	3,517,494
		8,321,272

Semiconductors & Semiconductor Equipment - 13.2%
Advanced Micro Devices, Inc. (a)	156,992	25,531,609
Analog Devices, Inc.	45,121	11,339,359
Applied Materials, Inc.	75,573	12,149,116
Broadcom, Inc.	433,300	128,859,087
Enphase Energy, Inc. (a)	10,362	390,648
First Solar, Inc. (a)	9,959	1,943,897
Intel Corp.	397,394	9,676,544
KLA Corp.	10,356	9,030,432
Lam Research Corp.	108,669	10,883,200
Microchip Technology, Inc.	55,359	3,598,335
Micron Technology, Inc.	102,829	12,237,679
Monolithic Power Systems, Inc.	657	549,094
NVIDIA Corp.	2,236,840	389,612,791
NXP Semiconductors NV	24,883	5,843,773
ON Semiconductor Corp. (a)	44,226	2,193,167
QUALCOMM, Inc.	103,106	16,572,227
Skyworks Solutions, Inc.	10,547	790,392
Teradyne, Inc.	10,547	1,247,077
Texas Instruments, Inc.	83,795	16,966,812
		659,415,239

Software - 10.4%
Adobe, Inc. (a)	40,713	14,522,327
Autodesk, Inc. (a)	19,913	6,266,621
Cadence Design Systems, Inc. (a)	26,228	9,191,078
Crowdstrike Holdings, Inc. - Class A (a)	20,399	8,643,056
Datadog, Inc. - Class A (a)	25,727	3,516,366
Fair Isaac Corp. (a)	341	518,879
Fortinet, Inc. (a)	68,066	5,361,559
Gen Digital, Inc.	58,666	1,771,713
Intuit, Inc.	25,114	16,751,038
Microsoft Corp.	682,418	345,774,377
Oracle Corp.	149,081	33,711,687
Palo Alto Networks, Inc. (a)	59,504	11,336,702
PTC, Inc. (a)	10,121	2,160,834
Roper Technologies, Inc.	9,954	5,238,890
Salesforce, Inc.	90,861	23,283,131
ServiceNow, Inc. (a)	19,793	18,159,286
Synopsys, Inc. (a)	12,771	7,707,554
Tyler Technologies, Inc. (a)	580	326,470
Workday, Inc. - Class A (a)	19,600	4,524,072
		518,765,640

Specialty Retail - 1.8%
AutoZone, Inc. (a)	1,137	4,773,729
Best Buy Co., Inc.	10,549	776,828
CarMax, Inc. (a)	10,548	647,120
Home Depot, Inc.	91,839	37,357,350
Lowe's Cos., Inc.	51,447	13,276,413
O'Reilly Automotive, Inc. (a)	72,672	7,534,633
Ross Stores, Inc.	29,721	4,373,742
TJX Cos., Inc.	103,103	14,084,901
Tractor Supply Co.	49,819	3,076,821
Ulta Beauty, Inc. (a)	678	334,071
Williams-Sonoma, Inc.	10,809	2,034,146
		88,269,754

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,366,708	317,267,595
Dell Technologies, Inc. - Class C	24,249	2,962,015
Hewlett Packard Enterprise Co.	140,759	3,176,931
HP, Inc.	93,679	2,673,599
NetApp, Inc.	19,844	2,238,205
Seagate Technology Holdings PLC	10,549	1,765,902
Super Micro Computer, Inc. (a)	21,329	886,007
Western Digital Corp.	29,906	2,402,648
		333,372,902

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	2,988	357,455
Lululemon Athletica, Inc. (a)	10,067	2,035,547
NIKE, Inc. - Class B	108,406	8,387,372
Ralph Lauren Corp. - Class A	3	891
Tapestry, Inc.	20,121	2,048,720
		12,829,985

Tobacco - 0.7%
Altria Group, Inc.	157,177	10,563,866
Philip Morris International, Inc.	150,697	25,185,990
		35,749,856

Trading Companies & Distributors - 0.2%
Fastenal Co.	117,558	5,837,930
United Rentals, Inc.	4,440	4,246,150
W.W. Grainger, Inc.	608	616,208
		10,700,288

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	10,548	1,513,743

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	43,710	11,014,483
TOTAL COMMON STOCKS (Cost $4,181,415,446)		4,897,798,727

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%	Shares	Value
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	10,547	869,495
Healthpeak Properties, Inc.	58,432	1,048,270
Ventas, Inc.	39,306	2,675,953
Welltower, Inc.	58,523	9,848,250
		14,441,968

Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	74,527	1,282,610

Industrial REITs - 0.2%
Prologis, Inc.	101,403	11,537,633

Office REITs - 0.0%(b)
BXP, Inc.	10,468	759,035

Residential REITs - 0.2%
AvalonBay Communities, Inc.	10,436	2,043,891
Camden Property Trust	963	107,837
Equity Residential	34,584	2,286,694
Essex Property Trust, Inc.	884	238,866
Invitation Homes, Inc.	58,800	1,839,852
Mid-America Apartment Communities, Inc.	10,089	1,471,178
UDR, Inc.	29,608	1,171,588
		9,159,906

Retail REITs - 0.2%
Federal Realty Investment Trust	961	96,629
Kimco Realty Corp.	64,909	1,459,803
Realty Income Corp.	65,088	3,824,571
Regency Centers Corp.	10,547	764,657
Simon Property Group, Inc.	29,720	5,369,215
		11,514,875

Specialized REITs - 0.9%
American Tower Corp.	48,829	9,953,792
Crown Castle, Inc.	44,279	4,389,820
Digital Realty Trust, Inc.	29,608	4,963,485
Equinix, Inc.	9,769	7,680,290
Extra Space Storage, Inc.	19,878	2,854,083
Iron Mountain, Inc.	29,456	2,719,673
Public Storage	10,547	3,107,041
SBA Communications Corp.	9,964	2,041,125
VICI Properties, Inc.	111,885	3,779,475
Weyerhaeuser Co.	77,805	2,012,815
		43,501,599
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $89,639,237)		92,197,626

CONTINGENT VALUE RIGHTS - 0.0%(c)
Abiomed, Inc., Exercise Price $0.00 (a)(c)	2	0
Sycamore Partners LLC, Exercise Price $0.00 (a)(c)	74,328	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Treasury Obligations Fund - Class X, 4.20%(d)	33,652,627	33,652,627
TOTAL MONEY MARKET FUNDS (Cost $33,652,627)		33,652,627

TOTAL INVESTMENTS - 100.6% (Cost $4,304,707,310)		5,023,648,980
Liabilities in Excess of Other Assets - (0.6)%		(28,517,399)
TOTAL NET ASSETS - 100.0%		$4,995,131,581
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

NEOS S&P 500® High Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.8)%
S&P 500 Index (a)(b)
Expiration: 10/17/2025; Exercise Price: $6,555.00	$(1,869,599,244)	(2,894)	$(23,586,100)
Expiration: 10/17/2025; Exercise Price: $6,630.00	(1,869,599,244)	(2,894)	(14,252,950)
TOTAL WRITTEN OPTIONS (Premiums received $36,151,052)			$(37,839,050)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS S&P 500® High Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,897,798,727	$–	$–	$4,897,798,727
Real Estate Investment Trusts - Common	92,197,626	–	–	92,197,626
Contingent Value Rights	–	–	0	0
Money Market Funds	33,652,627	–	–	33,652,627
Total Investments	$5,023,648,980	$–	$0	$5,023,648,980

Liabilities:
Written Options	$–	$(37,839,050)	$–	$(37,839,050)
Total Written Options	$–	$(37,839,050)	$–	$(37,839,050)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended August 31, 2025.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of August 31, 2025 for the NEOS S&P 500® ETF are as follows:

Description	Fair Value as of 8/31/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$3.00
Abiomed Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$35.00

*
These Level 3 securities were received through corporate actions. The securities are being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, these securities are being priced at zero.